Income Taxes (Details) - Schedule of Deferred Income Tax Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
Net operating losses	$ 4,421,887	$ 3,619,294
Less valuation allowance	(4,421,887)	(3,619,294)
Total deferred tax assets